Capital Stock	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Capital Stock
1 9 .	CAPITAL STOCK
The authorized capital stock of the Company is comprised of an unlimited number of multiple voting shares carrying six votes per share with no par value, an unlimited number of subordinate voting shares carrying one vote per share with no par value, and an unlimited number of non-voting
preferred shares issuable in series with no par value.
The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2024	34,808,553	$245.3
Issued upon exercise of stock options	422,087	19.1
Issued in exchange of multiple voting shares	1,628,558	0.1
Repurchased under the NCIB	(2,346,799)	(16.6)
Balance as at January 31, 2025	34,512,399	247.9
Issued upon exercise of stock options	576,632	32.2
Issued in exchange of multiple voting shares	3,700,154	0.3
Repurchased under the NCIB	(485,400)	(3.7)
Balance as at January 31, 2026	38,303,785	$276.7

Multiple voting shares
Balance as at February 1, 2024	40,147,916	$3.2
Exchanged for subordinate voting shares	(1,628,558)	(0.1)
Balance as at January 31, 2025	38,519,358	$3.1
Exchanged for subordinate voting shares	(3,700,154)	(0.3)
Balance as at January 31, 2026	34,819,204	$2.8

Total outstanding as at January 31, 2026	73,122,989	$279.5

a)	Normal course issuer bid program (“NCIB”)
On December
4
, 202
5
, the Company announced the renewal of its NCIB to repurchase for cancellation up to 3,131,256 of its outstanding subordinate voting shares over a twelve-month period commencing on December 10, 202
5
, and ending no
later than December 9, 2026 (the “Current NCIB”). During the year ended January 31, 2026, the Company repurchased for cancellation 485,400 subordinate voting shares for a total consideration of $50.3 million under the Current NCIB. During the same period, the Company did not repurchase subordinate voting shares under the NCIB that was announced and started during the fiscal year ended January 31, 2025 (“Previous NCIB”, as defined hereafter).
For the year ended January 31, 2026, of the total consideration of $50.3 million, $3.7 million represents the carrying amount of the shares repurchased and $46.6 million represents the amount charged to retained losses.

On December 6, 2024, the Company announced the renewal of its NCIB to repurchase for cancellation up to 3,331,852 of its outstanding subordinate voting shares over a twelve-month period commencing on December 10, 2024, and ending no later than December 9, 2025 (“Previous NCIB”). No shares were repurchased under the Previous NCIB. For the year ended January 31, 2025, the Company repurchased for cancellation
2,346,799
subordinate voting shares under the NCIB that was announced and started during the fiscal year ended January 31, 2024 for a total consideration of $218.6 million.
For the year ended January 31, 2025, of the total consideration of $218.6 million, $16.6 million represents the carrying amount of the shares repurchased and $202.0 million represents the amount charged to retained losses.

b)	Secondary offering
On December 23, 2025, Bain Capital completed a secondary offering of 1,850,000 subordinate voting shares of the Company through an underwriter and a distribution in kind of 307,018 subordinate voting shares to certain affiliates and limited partners. Prior to such transaction, Bain Capital converted 2,157,018 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred less than $1.0 million of fees and expenses related to this secondary offering.
On September 12, 2025,
Bain Capital

completed a secondary offering of 1,500,000 subordinate voting shares of the Company through an underwriter and a distribution in kind of 43,136 subordinate voting shares to certain affiliates and limited partners. Prior to such transaction, Bain Capital converted 1,543,136 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred less than $1.0 million of fees and expenses related to this secondary offering.
On April 19, 2024, Bain Capital completed a secondary offering of 1,500,000 subordinate voting shares of the Company through an underwriter and a distribution in kind of 128,558 subordinate voting shares to certain affiliates and limited partners. Prior to such transaction, Bain Capital converted 1,628,558 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred approximately $1.0 million of fees and expenses related to this secondary offering.

c)	Dividend
During the year ended January 31, 2026, the Company declared four quarterly dividends of $0.215 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 18, 2025, July 14, 2025, October 14, 2025 and January 14, 2026 for a total consideration of $
62.9
million to shareholders.

During the year ended January 31, 2025, the Company declared four quarterly dividends of $0.21 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 22, 2024, July 12, 2024, October 11, 2024 and January 14, 2025 for a total consideration of $61.9 million to shareholders.